STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2021

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Advisors Funds Distributors, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview (unaudited)
September 30, 2021

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2021

Common Stock	Shares	Value
Acadia Healthcare Co., Inc.*	785,382	$50,091,664
ACI Worldwide, Inc.*	1,026,778	31,552,888
Acuity Brands, Inc.	312,075	54,104,443
Adient PLC*	823,440	34,131,588
AECOM*	1,259,065	79,509,955
Affiliated Managers Group, Inc.	360,132	54,412,344
AGCO Corp.	540,259	66,197,935
Alleghany Corp.*	121,221	75,691,605
ALLETE, Inc.	456,806	27,189,093
Alliance Data Systems Corp.	434,852	43,872,218
Amedisys, Inc.*	285,192	42,522,127
American Campus Communities, Inc.	1,215,752	58,903,184
American Eagle Outfitters, Inc.	1,333,872	34,413,898
American Financial Group, Inc.	577,729	72,695,640
Amkor Technology, Inc.	875,555	21,845,097
Antero Midstream Corp.	2,837,549	29,567,261
Apartment Income REIT Corp.	1,371,807	66,957,900
AptarGroup, Inc.	576,464	68,800,978
Arrow Electronics, Inc.*	627,674	70,481,513
Arrowhead Pharmaceuticals, Inc.*	911,198	56,886,091
ASGN, Inc.*	462,333	52,308,356
Ashland Global Holdings, Inc.	493,635	43,992,751
Aspen Technology, Inc.*	593,534	72,885,975
Associated Banc-Corp.	1,336,885	28,636,077
AutoNation, Inc.*	381,691	46,474,696
Avient Corp.	797,909	36,983,082
Avis Budget Group, Inc.*	412,914	48,108,610
Avnet, Inc.	869,633	32,150,332
Axon Enterprise, Inc.*	573,986	100,459,030
BancorpSouth Bank	949,141	28,265,419
Bank of Hawaii Corp.	353,762	29,068,624
Bank OZK	1,064,810	45,765,534
Belden, Inc.	392,006	22,838,270
BJ's Wholesale Club Holdings, Inc.*	1,198,516	65,822,499
Black Hills Corp.	554,799	34,819,185
Blackbaud, Inc.*	367,406	25,847,012
Boston Beer Co., Inc., Class A*	82,047	41,823,458
Boyd Gaming Corp.*	715,994	45,293,780
Brighthouse Financial, Inc.*	726,361	32,853,308
Brink's Co.	435,168	27,546,134

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stock	Shares	Value
Brixmor Property Group, Inc.	2,595,502	$57,386,549
Brooks Automation, Inc.	649,330	66,458,926
Brunswick Corp.	677,321	64,528,372
Builders FirstSource, Inc.*	1,810,938	93,697,932
Cable One, Inc.	43,268	78,450,509
Cabot Corp.	495,752	24,847,090
CACI International, Inc., Class A*	205,824	53,946,470
Callaway Golf Co.*	1,023,774	28,286,876
Camden Property Trust	878,999	129,625,983
Capri Holdings Ltd.*	1,328,557	64,315,444
Carlisle Cos., Inc.	455,568	90,562,363
Carter's, Inc.	384,643	37,402,685
Casey's General Stores, Inc.	323,575	60,977,709
Cathay General Bancorp	683,101	28,273,550
CDK Global, Inc.	1,064,275	45,284,901
Cerence, Inc.*	332,159	31,923,802
ChampionX Corp.*	1,763,690	39,436,108
Chemed Corp.	137,483	63,946,093
Chemours Co.	1,443,488	41,947,761
Choice Hotels International, Inc.	286,852	36,249,487
Churchill Downs, Inc.	302,992	72,742,319
Ciena Corp.*	1,352,620	69,457,037
Cimarex Energy Co.	898,555	78,353,996
Cirrus Logic, Inc.*	503,386	41,453,837
CIT Group, Inc.	866,488	45,014,052
Clean Harbors, Inc.*	437,435	45,436,373
Cleveland-Cliffs, Inc.*	3,974,461	78,734,072
CMC Materials, Inc.	255,392	31,471,956
CNO Financial Group, Inc.	1,116,837	26,290,343
CNX Resources Corp.*	1,904,564	24,035,598
Cognex Corp.	1,544,371	123,889,442
Coherent, Inc.*	214,425	53,625,548
Colfax Corp.*	1,132,062	51,961,646
Columbia Sportswear Co.	305,565	29,285,350
Commerce Bancshares, Inc.	928,961	64,730,003
Commercial Metals Co.	1,053,899	32,101,764
CommVault Systems, Inc.*	400,896	30,191,478
Compass Minerals International, Inc.	297,492	19,158,485
Concentrix Corp.*	374,215	66,236,055
CoreSite Realty Corp.	386,339	53,523,405

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stock	Shares	Value
Corporate Office Properties Trust	981,780	$26,488,424
Coty, Inc., Class A*	2,924,340	22,985,312
Cousins Properties, Inc.	1,299,486	48,457,833
Cracker Barrel Old Country Store, Inc.	207,363	28,997,642
Crane Co.	435,564	41,295,823
Cree, Inc.*	1,009,180	81,471,101
Crocs, Inc.*	545,231	78,229,744
Cullen/Frost Bankers, Inc.	495,093	58,727,932
Curtiss-Wright Corp.	357,311	45,085,502
CyrusOne, Inc.	1,083,892	83,904,080
Dana, Inc.	1,269,255	28,228,231
Darling Ingredients, Inc.*	1,416,447	101,842,539
Deckers Outdoor Corp.*	241,766	87,084,113
Dick's Sporting Goods, Inc.	572,748	68,598,028
Digital Turbine, Inc.*	764,261	52,542,944
Donaldson Co., Inc.	1,097,580	63,012,068
Douglas Emmett, Inc.	1,533,573	48,476,243
DT Midstream, Inc.	846,563	39,145,073
Dycom Industries, Inc.*	269,001	19,163,631
Eagle Materials, Inc.	366,035	48,009,151
East West Bancorp, Inc.	1,239,974	96,147,584
EastGroup Properties, Inc.	353,130	58,842,052
EMCOR Group, Inc.	469,791	54,204,486
Emergent BioSolutions, Inc.*	417,702	20,914,339
Encompass Health Corp.	869,633	65,257,260
Energizer Holdings, Inc.	549,748	21,467,659
EnerSys	371,535	27,657,065
Envestnet, Inc.*	476,441	38,229,626
Envista Holdings Corp.*	1,409,348	58,924,840
EPR Properties	653,767	32,283,014
EQT Corp.*	2,644,375	54,103,913
Equitrans Midstream Corp.	3,553,315	36,030,614
Essent Group Ltd	977,729	43,029,853
Essential Utilities, Inc.	1,954,545	90,065,434
Evercore, Inc., Class A	346,594	46,329,220
Exelixis, Inc.*	2,753,437	58,207,658
FactSet Research Systems, Inc.	330,182	130,349,250
Fair Isaac Corp.*	248,091	98,722,852
Federated Hermes, Inc.	852,607	27,709,728
First American Financial Corp.	960,668	64,412,789

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stock	Shares	Value
First Financial Bankshares, Inc.	1,119,762	$51,453,064
First Horizon Corp.	4,801,010	78,208,453
First Industrial Realty Trust, Inc.	1,128,566	58,775,717
First Solar, Inc.*	864,160	82,492,714
FirstCash, Inc.	353,543	30,935,013
Five Below, Inc.*	489,366	86,524,802
Flowers Foods, Inc.	1,739,626	41,107,362
Flowserve Corp.	1,138,458	39,470,339
Fluor Corp.*	1,235,932	19,737,834
FNB Corp.	2,792,506	32,448,920
Foot Locker, Inc.	787,296	35,947,935
Fox Factory Holding Corp.*	367,968	53,186,095
FTI Consulting, Inc.*	299,583	40,353,830
Fulton Financial Corp.	1,425,232	21,777,545
GameStop Corp., Class A*	543,782	95,417,428
GATX Corp.	310,257	27,786,617
Genpact Ltd.	1,509,501	71,716,393
Gentex Corp.	2,088,390	68,875,102
Glacier Bancorp, Inc.	947,632	52,451,431
Globus Medical, Inc., Class A*	684,349	52,434,820
Goodyear Tire & Rubber Co.*	2,455,682	43,465,571
Graco, Inc.	1,483,497	103,800,285
Graham Holdings Co., Class B	35,282	20,786,743
Grand Canyon Education, Inc.*	394,913	34,736,547
Greif, Inc., Class A	232,049	14,990,365
Grocery Outlet Holding Corp.*	762,864	16,454,976
GXO Logistics, Inc.*	861,542	67,579,354
H&R Block, Inc.	1,556,152	38,903,800
Haemonetics Corp.*	445,412	31,441,633
Hain Celestial Group, Inc.*	732,080	31,318,382
Halozyme Therapeutics, Inc.*	1,243,972	50,604,781
Hancock Whitney Corp.	759,051	35,766,483
Hanover Insurance Group, Inc.	312,040	40,446,625
Harley-Davidson, Inc.	1,344,573	49,224,818
Hawaiian Electric Industries, Inc.	955,343	39,006,655
Healthcare Realty Trust, Inc.	1,271,891	37,876,914
HealthEquity, Inc.*	728,794	47,196,699
Helen of Troy Ltd.*	210,622	47,322,551
Herman Miller, Inc.	658,203	24,787,925
Hexcel Corp.*	732,818	43,522,061

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stock	Shares	Value
Highwoods Properties, Inc.	910,767	$39,946,241
Hill-Rom Holdings, Inc.	575,226	86,283,900
HollyFrontier Corp.	1,306,505	43,284,511
Home BancShares, Inc.	1,319,359	31,044,517
Hubbell, Inc.	475,265	85,866,128
Hudson Pacific Properties, Inc.	1,332,616	35,007,822
IAA, Inc.*	1,178,090	64,288,371
ICU Medical, Inc.*	174,232	40,662,264
IDACORP, Inc.	441,493	45,641,546
II-VI, Inc.*	916,652	54,412,463
Ingevity Corp.*	345,389	24,650,413
Ingredion, Inc.	585,600	52,124,256
Insperity, Inc.	313,762	34,746,004
Integra LifeSciences Holdings Corp.*	635,722	43,534,243
Interactive Brokers Group, Inc., Class A	763,392	47,589,857
International Bancshares Corp.	465,232	19,372,260
Iridium Communications, Inc.*	1,153,078	45,950,158
ITT, Inc.	752,488	64,593,570
J2 Global, Inc.*	421,287	57,556,230
Jabil, Inc.	1,274,509	74,393,090
Jack in the Box, Inc.	189,404	18,434,691
Janus Henderson Group PLC	1,506,286	62,254,800
Jazz Pharmaceuticals PLC*	534,426	69,587,609
JBG SMITH Properties	1,014,751	30,046,777
Jefferies Financial Group, Inc.	1,727,231	64,132,087
JetBlue Airways Corp.*	2,779,425	42,497,408
John Wiley & Sons, Inc., Class A	380,391	19,860,214
Jones Lang LaSalle, Inc.*	443,119	109,933,393
KAR Auction Services, Inc.*	1,041,634	17,072,381
KB Home	786,154	30,597,114
KBR, Inc.	1,230,416	48,478,390
Kemper Corp.	522,715	34,912,135
Kennametal, Inc.	730,771	25,014,291
Kilroy Realty Corp.	916,003	60,648,559
Kinsale Capital Group, Inc.	187,357	30,295,627
Kirby Corp.*	525,332	25,194,923
Knight-Swift Transportation Holdings, Inc.	1,450,587	74,197,525
Kohl's Corp.	1,365,429	64,298,052
Lamar Advertising Co., Class A	758,287	86,027,660
Lancaster Colony Corp.	173,328	29,259,500

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stock	Shares	Value
Landstar System, Inc.	334,522	$52,794,262
Lattice Semiconductor Corp.*	1,191,961	77,060,279
Lear Corp.	522,117	81,700,868
LendingTree, Inc.*	100,074	13,993,347
Lennox International, Inc.	298,845	87,911,234
LHC Group, Inc.*	276,784	43,430,177
Life Storage, Inc.	684,464	78,535,399
Lincoln Electric Holdings, Inc.	519,025	66,845,230
Lithia Motors, Inc.	264,389	83,821,889
Littelfuse, Inc.	215,146	58,792,947
LivaNova PLC*	465,003	36,823,588
LiveRamp Holdings, Inc.*	593,622	28,036,767
Louisiana-Pacific Corp.	832,252	51,075,305
Lumentum Holdings, Inc.*	663,343	55,415,674
Macerich Co.	1,861,639	31,107,988
Manhattan Associates, Inc.*	554,096	84,793,311
ManpowerGroup, Inc.	473,982	51,322,771
Marriott Vacations Worldwide Corp.	373,249	58,723,265
Masimo Corp.*	442,679	119,837,632
MasTec, Inc.*	500,109	43,149,405
Mattel, Inc.*	3,049,902	56,606,181
Maximus, Inc.	537,246	44,698,867
MDU Resources Group, Inc.	1,769,190	52,491,867
Medical Properties Trust, Inc.	5,206,247	104,489,377
Medpace Holdings, Inc.*	250,437	47,402,715
Mercury General Corp.	232,287	12,931,417
Mercury Systems, Inc.*	490,833	23,275,301
MGIC Investment Corp.	2,965,579	44,365,062
Middleby Corp.*	486,168	82,896,506
Mimecast Ltd*	534,320	33,982,752
Minerals Technologies, Inc.	293,591	20,504,395
MKS Instruments, Inc.	484,639	73,136,872
Molina Healthcare, Inc.*	510,397	138,475,810
MSA Safety, Inc.	318,532	46,410,112
MSC Industrial Direct Co., Inc., Class A	410,710	32,934,835
Murphy Oil Corp.	1,268,737	31,680,363
Murphy USA, Inc.	207,801	34,756,795
National Fuel Gas Co.	796,899	41,853,135
National Instruments Corp.	1,162,214	45,593,655
National Retail Properties, Inc.	1,534,680	66,282,829

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stock	Shares	Value
National Storage Affiliates Trust	712,805	$37,628,976
Navient Corp.	1,466,875	28,941,444
NCR Corp.*	1,148,394	44,511,751
Nektar Therapeutics*	1,606,370	28,850,405
Neogen Corp.*	939,319	40,794,624
NetScout Systems, Inc.*	647,495	17,449,990
Neurocrine Biosciences, Inc.*	827,183	79,335,122
New Jersey Resources Corp.	842,802	29,337,938
New York Community Bancorp, Inc.	4,064,257	52,306,988
New York Times Co., Class A	1,460,339	71,950,903
NewMarket Corp.	63,026	21,351,318
Nordson Corp.	472,471	112,518,969
Nordstrom, Inc.*	972,106	25,712,204
NorthWestern Corp.	450,631	25,821,156
NOV, Inc.*	3,414,636	44,765,878
Nu Skin Enterprises, Inc., Class A	438,164	17,732,497
NuVasive, Inc.*	451,535	27,024,370
nVent Electric PLC	1,469,202	47,499,301
OGE Energy Corp.	1,749,467	57,662,432
Old Republic International Corp.	2,485,017	57,478,443
Olin Corp.	1,262,157	60,899,075
Ollie's Bargain Outlet Holdings, Inc.*	530,630	31,986,376
Omega Healthcare Investors, Inc.	2,087,696	62,547,372
ONE Gas, Inc.	467,587	29,630,988
Option Care Health, Inc.*	1,210,437	29,365,202
Oshkosh Corp.	599,860	61,407,668
Owens Corning	901,322	77,063,031
PacWest Bancorp	1,024,414	46,426,442
Papa John's International, Inc.	284,411	36,117,353
Park Hotels & Resorts, Inc.*	2,066,884	39,560,160
Patterson Cos., Inc.	753,560	22,712,298
Paylocity Holding Corp.*	343,579	96,339,552
Pebblebrook Hotel Trust	1,148,255	25,732,395
Penumbra, Inc.*	300,523	80,089,380
Performance Food Group Co.*	1,343,106	62,400,705
Perrigo Co. PLC	1,168,627	55,311,116
Physicians Realty Trust	1,900,066	33,479,163
Pilgrim's Pride Corp.*	425,925	12,385,899
Pinnacle Financial Partners, Inc.	665,161	62,578,347
PNM Resources, Inc.	750,169	37,118,362

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stock	Shares	Value
Polaris, Inc.	497,773	$59,563,517
Post Holdings, Inc.*	512,234	56,427,697
PotlatchDeltic Corp.	585,952	30,223,404
Primerica, Inc.	344,960	52,996,205
PROG Holdings, Inc.	581,190	24,415,792
Progyny, Inc.*	601,582	33,688,592
Prosperity Bancshares, Inc.	812,186	57,770,790
PS Business Parks, Inc.	175,717	27,541,883
Qualys, Inc.*	292,722	32,577,031
Quidel Corp.*	331,114	46,736,741
R1 RCM, Inc.*	1,169,884	25,749,147
Rayonier, Inc.	1,235,142	44,069,867
Regal Beloit Corp.	355,677	53,472,480
Reinsurance Group of America, Inc.	594,272	66,118,703
Reliance Steel & Aluminum Co.	554,826	79,018,319
RenaissanceRe Holdings Ltd.	411,685	57,388,889
Repligen Corp.*	446,853	129,136,048
Rexford Industrial Realty, Inc.	1,203,804	68,315,877
RH*	148,868	99,281,558
RLI Corp.	347,832	34,877,115
Royal Gold, Inc.	573,389	54,752,916
RPM International, Inc.	1,134,189	88,069,776
Ryder System, Inc.	469,967	38,870,971
Sabra Health Care REIT, Inc.	1,929,936	28,408,658
Sabre Corp.*	2,819,925	33,387,912
Saia, Inc.*	230,160	54,784,985
Sailpoint Technologies Holdings, Inc.*	812,281	34,830,609
Sanderson Farms, Inc.	185,408	34,893,786
Science Applications International Corp.	506,540	43,339,562
Scientific Games Corp.*	842,250	69,965,708
Scotts Miracle-Gro Co.	356,011	52,105,770
SEI Investments Co.	937,061	55,567,717
Selective Insurance Group, Inc.	525,324	39,677,722
Semtech Corp.*	567,432	44,242,673
Sensient Technologies Corp.	368,434	33,556,969
Service Corp. International	1,464,590	88,256,193
Signature Bank	529,954	144,295,875
Silgan Holdings, Inc.	733,345	28,131,114
Silicon Laboratories, Inc.*	354,975	49,753,296
Simpson Manufacturing Co., Inc.	379,653	40,611,481

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stock	Shares	Value
Six Flags Entertainment Corp.*	675,458	$28,706,965
Skechers U.S.A., Inc., Class A*	1,178,932	49,656,616
SL Green Realty Corp.	586,954	41,579,821
SLM Corp.	2,672,664	47,038,886
SolarEdge Technologies, Inc.*	456,824	121,158,861
Sonoco Products Co.	859,327	51,198,703
Southwest Gas Holdings, Inc.	516,460	34,540,845
Spire, Inc.	451,702	27,635,128
Spirit Realty Capital, Inc.	1,040,931	47,924,463
Sprouts Farmers Market, Inc.*	997,997	23,123,591
STAAR Surgical Co.*	414,223	53,240,082
Steel Dynamics, Inc.	1,694,698	99,105,939
Stericycle, Inc.*	802,776	54,564,685
Sterling Bancorp	1,684,103	42,035,211
Stifel Financial Corp.	915,818	62,238,991
STORE Capital Corp.	2,137,026	68,448,943
Sunrun, Inc.*	1,799,798	79,191,112
Synaptics, Inc.*	307,657	55,295,193
Syneos Health, Inc.*	904,415	79,118,224
SYNNEX Corp.	363,119	37,800,688
Synovus Financial Corp.	1,279,894	56,174,548
Tandem Diabetes Care, Inc.*	550,854	65,760,951
Targa Resources Corp.	1,998,374	98,339,985
Taylor Morrison Home Corp.*	1,094,988	28,228,791
TEGNA, Inc.	1,932,221	38,103,398
Telephone and Data Systems, Inc.	863,897	16,845,992
Tempur Sealy International, Inc.	1,717,330	79,701,285
Tenet Healthcare Corp.*	935,620	62,162,593
Teradata Corp.*	953,498	54,683,110
Terex Corp.	610,033	25,682,389
Tetra Tech, Inc.	472,568	70,573,305
Texas Capital Bancshares, Inc.*	442,214	26,541,684
Texas Roadhouse, Inc.	610,297	55,738,425
Thor Industries, Inc.	483,883	59,401,477
Timken Co.	606,501	39,677,295
Toll Brothers, Inc.	1,013,574	56,040,506
Tootsie Roll Industries, Inc.	152,664	4,645,566
TopBuild Corp.*	287,846	58,953,739
Toro Co.	935,700	91,146,537

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stock	Shares	Value
Travel + Leisure Co.	754,219	$41,127,562
Trex Co., Inc.*	1,008,083	102,753,900
Tri Pointe Homes, Inc.*	994,483	20,904,033
Trinity Industries, Inc.	729,040	19,808,017
TripAdvisor, Inc.*	860,330	29,122,171
UGI Corp.	1,827,446	77,885,749
UMB Financial Corp.	376,068	36,369,536
Umpqua Holdings Corp.	1,923,901	38,958,995
United Bankshares, Inc.	1,129,207	41,080,551
United States Steel Corp.	2,360,853	51,867,940
United Therapeutics Corp.*	392,339	72,417,933
Univar Solutions, Inc.*	1,493,688	35,579,648
Universal Display Corp.	378,862	64,770,248
Unum Group	1,786,348	44,765,881
Urban Edge Properties	962,319	17,620,061
Urban Outfitters, Inc.*	575,849	17,096,957
Valley National Bancorp	3,553,649	47,299,068
Valmont Industries, Inc.	185,399	43,591,013
Valvoline, Inc.	1,579,803	49,258,258
Viasat, Inc.*	640,853	35,291,775
Victoria's Secret & Co.*	656,332	36,268,906
Vishay Intertechnology, Inc.	1,159,860	23,301,587
Visteon Corp.*	244,568	23,084,774
Vontier Corp.	1,476,354	49,605,494
Washington Federal, Inc.	593,833	20,374,410
Watsco, Inc.	288,152	76,250,782
Webster Financial Corp.	791,751	43,118,759
Wendy's Co.	1,557,681	33,770,524
Werner Enterprises, Inc.	540,267	23,917,620
WEX, Inc.*	391,522	68,962,685
Williams-Sonoma, Inc.	656,516	116,419,982
Wingstop, Inc.	259,960	42,615,243
Wintrust Financial Corp.	498,519	40,065,972
Woodward, Inc.	555,897	62,927,540
World Wrestling Entertainment, Inc., Class A	394,553	22,197,552
Worthington Industries, Inc.	289,418	15,252,329
Wyndham Hotels & Resorts, Inc.	817,359	63,091,941
Xerox Holdings Corp.	1,201,133	24,226,853
XPO Logistics, Inc.*	861,542	68,561,512

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Common Stock	Shares	Value
Yelp, Inc.*	604,357	$22,506,255
YETI Holdings, Inc.*	764,208	65,484,984
Total Investments (Cost $19,587,936,403)		$20,195,889,783

*  Non-income producing security for the year ended September 30, 2021.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,866,674,992	9.23%
Banks	1,387,832,015	6.86%
Retail	1,283,998,979	6.35%
Healthcare - Products	935,437,414	4.63%
Commercial Services	856,536,557	4.24%
Insurance	831,227,361	4.11%
Machinery - Diversified	758,262,983	3.75%
Software	725,280,792	3.59%
Electronics	637,657,340	3.15%
Healthcare - Services	618,155,811	3.06%
Diversified Financial Services	554,080,640	2.74%
Building Materials	553,613,902	2.74%
Semiconductors	542,189,229	2.68%
Computers	412,134,130	2.04%
Chemicals	409,077,806	2.02%
Food	364,141,720	1.80%
Apparel	363,070,909	1.80%
Media	341,051,611	1.69%
Iron / Steel	340,828,034	1.69%
Miscellaneous Manufacturing	338,435,047	1.67%
Transportation	338,321,798	1.67%
Auto Parts & Equipment	332,672,229	1.65%
Engineering & Construction	309,259,894	1.53%
Biotechnology	287,881,207	1.42%
Energy - Alternate Sources	282,842,687	1.40%
Electric	267,258,430	1.32%
Leisure Time	267,088,566	1.32%
Electrical Components & Equipment	249,630,632	1.23%
Pharmaceuticals	233,599,049	1.16%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2021

Industry Classification	Value	Percentage
Oil & Gas	$231,458,380	1.14%
Distribution / Wholesale	230,174,265	1.14%
Entertainment	230,138,257	1.14%
Gas	206,342,938	1.02%
Pipelines	203,082,932	1.00%
Home Builders	195,171,921	0.96%
Hand / Machine Tools	191,742,114	0.95%
Lodging	185,762,771	0.92%
Environmental Control	170,574,363	0.84%
Telecommunications	167,544,962	0.83%
Packaging & Containers	163,121,161	0.81%
Savings & Loans	114,716,609	0.57%
Real Estate	109,933,393	0.54%
Home Furnishings	104,489,210	0.52%
Agriculture	101,842,539	0.50%
Metal Fabricate / Hardware	98,520,637	0.49%
Water	90,065,434	0.45%
Machinery - Construction & Mining	87,090,058	0.43%
Internet	85,611,177	0.42%
Oil & Gas Services	84,201,986	0.42%
Mining	73,911,400	0.37%
Aerospace / Defense	66,797,362	0.33%
Toys / Games / Hobbies	56,606,181	0.28%
Housewares	52,105,770	0.26%
Household Products / Wares	47,322,551	0.23%
Airlines	42,497,408	0.21%
Beverages	41,823,458	0.21%
Trucking & Leasing	27,786,617	0.14%
Office / Business Equipment	24,226,853	0.12%
Cosmetics / Personal Care	22,985,312	0.11%
Total Investments	20,195,889,783	99.89%
Other Assets in Excess of Liabilities	21,306,428	0.11%
Net Assets	$20,217,196,211	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2021
Assets:
Investments in securities of unaffiliated issuers, at value (cost $19,587,936,403)	$20,195,889,783
Cash	61,741,318
Receivable from securities sold	240,990,039
Receivable from Units created	97,641,343
Dividend receivable	22,858,172
Total Assets	$20,619,120,655
Liabilities:
Payable for Units redeemed	$230,111,391
Payable for securities purchased	108,565,105
Distribution payable	54,883,622
Payable to Sponsor	3,695,457
License fee payable	2,497,419
Accrued Trustee fees	1,583,477
Other accrued expenses	587,973
Total Liabilities	401,924,444
Net Assets	$20,217,196,211
Net assets presented by:
Interest in Unitholders (42,041,098 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$20,636,248,738
Total distributable earnings (loss)	(419,052,527)
Net Assets	$20,217,196,211
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	42,041,098
Net asset value per Unit:	$480.89

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2021	2020	2019
Investment Income
Dividend income from unaffiliated issuers	$260,984,599	$254,204,376	$308,085,941
Expenses:
Trustee fees and expenses	19,917,620	15,996,907	19,095,862
Printing and distribution expenses	16,287,729	16,165,388	18,820,355
License fees	5,885,286	4,832,136	5,723,297
Legal fees	200,002	102,714	144,328
Audit fees	108,500	109,205	107,815
Other fees and expenses	138,948	139,497	111,127
Total expenses	42,538,085	37,345,847	44,002,784
Less: voluntary fee reduction by the Trustee (see Note 3)	—	(447,483)	(1,135,360)
Net expenses	42,538,085	36,898,364	42,867,424
Net Investment Income	$218,446,514	$217,306,012	$265,218,517
Realized and unrealized gains (losses) on investments of unaffiliated issuers:
Net realized gains (losses) from investments	$212,824,313	$(685,110,965)	$(797,368,830)
Net realized gains from in-kind redemptions	2,148,501,660	819,391,676	1,137,026,333
Net realized gains	2,361,325,973	134,280,711	339,657,503
Net increase (decrease) in unrealized appreciation (depreciation) on investments	3,678,301,319	(1,204,948,995)	(1,363,625,832)
Net realized and unrealized gains (losses) on investments	6,039,627,292	(1,070,668,284)	(1,023,968,329)
Net increase (decrease) in net assets resulting from operations	$6,258,073,806	$(853,362,272)	$(758,749,812)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2021	2020	2019
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$218,446,514	$217,306,012	$265,218,517
Net realized gains	2,361,325,973	134,280,711	339,657,503
Net increase (decrease) in unrealized appreciation (depreciation)	3,678,301,319	(1,204,948,995)	(1,363,625,832)
Net increase (decrease) in net assets resulting from operations	6,258,073,806	(853,362,272)	(758,749,812)
Net equalization credits and charges (Note 2)	(18,661)	(8,541,858)	(1,716,018)
Distributions to Unitholders	(209,292,825)	(220,651,553)	(270,906,411)
Unitholder Transactions:
Proceeds from subscriptions of Units	11,137,004,876	17,168,059,428	15,906,274,321
Reinvestment of dividends and distributions	7,390	—	601,792
Less: Redemptions of Units	(11,450,017,466)	(20,713,015,764)	(17,243,824,204)
Net income equalization (Note 2)	18,661	8,541,858	1,716,018
Decrease in net assets due to Unitholder transactions	(312,986,539)	(3,536,414,478)	(1,335,232,073)
Total increase (decrease)	5,735,775,781	(4,618,970,161)	(2,366,604,314)
Net Assets
Beginning of year	14,481,420,430	19,100,390,591	21,466,994,905
End of year	$20,217,196,211	$14,481,420,430	$19,100,390,591

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2021	2020		2019		2018		2017
Net Asset Value, Beginning of Year	$339.02	$352.30		$367.34		$326.43		$282.20
Investment Operations:
Net investment income(1)	5.07	4.57		4.76		4.55		3.63
Net realized and unrealized gain (loss) on investments	141.71	(12.96)		(14.91)		40.57		44.56
Total from investment operations	146.78	(8.39)		(10.15)		45.12		48.19
Net equalization credits and charges(1)	(0.00)	(0.18)		(0.03)		0.02		—
Less Distributions from:
Net investment income	(4.91)	(4.71)		(4.86)		(4.23)		(3.96)
Net asset value, end of year	$480.89	$339.02		$352.30		$367.34		$326.43
Total investment return(2)	43.35%	(2.43)%		(2.77)%		13.88%		17.12%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$20,217,196	$14,481,420		$19,100,391		$21,466,995		$18,830,377
Ratio to average net assets:
Ratio of expenses to average net assets	0.22%	0.23	%(3)	0.22	%(3)	0.24	%(3)	0.24	%(3)
Ratio of net investment income to average net assets	1.11%	1.35	%(3)	1.39	%(3)	1.30	%(3)	1.18	%(3)
Portfolio turnover rate(4)	20.91%	20.78%		19.10%		17.30%		23.45%

(1)  Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.

(2)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling Units of the Trust in the secondary market.

(3)  Net of voluntary fee reduction by the Trustee, if any. The voluntary fee reduction ceased on January 31, 2020. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.35% and 0.23% for the year ended September 30, 2020, 1.39% and 0.23% for the year ended September 30, 2019, 1.30% and 0.25% for the year ended September 30, 2018 and 1.18% and 0.24% for the year ended September 30, 2017.

(4)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2021

Note 1 — Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. The Trust is an "Exchange-Traded Fund", the units of which are listed on and traded on the New York Stock Exchange under the symbol "MDY", and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the "SEC"). Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of the Trust's financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$20,195,889,783	$—	$—	$20,195,889,783
Total	$20,195,889,783	$—	$—	$20,195,889,783

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts ("REITs"). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust's policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee's estimates of such re-designations for which actual information has not yet been reported.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

Equalization - The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more likely than not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the Trust's tax positions for the tax years subject to audit as of September 30, 2021, and has determined that no provision for income taxes is necessary for the year ended September 30, 2021. The tax returns of the Trust's 2018, 2019 and 2020 tax years and the year ended September 30, 2021 remain subject to audit. The Trust has not recognized any tax liabilities relating to the Trust's tax positions considered to be uncertain tax positions for the current year or prior years.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001-$30,000,000,000*	0.10% per annum
$30,000,000,001 and above*	0.08% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated. Prior to the Trustee and the Sponsor amending the Trust Agreement effective February 1, 2020, the fee was 0.10% per annum for net asset value of $1,000,000,001 and above.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2020 and 2019 as disclosed in the Statements of Operations. The amount of the reduction equals the daily Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The voluntary fee reduction ceased on January 31, 2020.

In accordance with the Trust Agreement and under the terms of the exemptive order issued by the SEC, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2021, 2020 and 2019 did not exceed 0.30% per annum. The Trust reimbursed the Sponsor for $241,247, $253,704, and $146,249 of legal fees for the years ended September 30, 2021, 2020, and 2019, respectively, which are included in Legal fees on the Statements of Operations.

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $35,000. The Sponsor will not seek reimbursement for such payment from the Trust without obtaining prior exemptive relief from the SEC.

Note 4 — Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2021		Year Ended September 30, 2020
	Units	Amount	Units	Amount
Units sold	24,975,048	$11,137,004,876	53,000,488	$17,168,059,428
Dividend reinvestment Units issued	15	7,390	—	—
Units redeemed	(25,650,000)	(11,450,017,466)	(64,500,000)	(20,713,015,764)
Net decrease	(674,937)	$(313,005,200)	(11,499,512)	$(3,544,956,336)

	Year Ended September 30, 2019
	Units	Amount
Units sold	47,200,000	$15,906,274,321
Dividend reinvestment Units issued	1,755	601,792
Units redeemed	(51,425,000)	(17,243,824,204)
Net increase	(4,223,245)	$(1,336,948,091)

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2021, the Trustee earned $870,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2021.

At September 30, 2021, the Trustee and its affiliates held $1,430,447,700 or 7.08% of fractional undivided interest in the Trust.

Note 5 — Investment Transactions

For the year ended September 30, 2021, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $11,107,749,444, $11,417,678,129, $4,019,518,043, and $4,022,086,781, respectively.

Note 6 — U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2021. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2021, September 30, 2020 and September 30, 2019, in the amounts disclosed on the statements of changes in net assets, was ordinary income.

At September 30, 2021, the Trust's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$19,693,145,455
Gross unrealized appreciation	$1,974,733,541
Gross unrealized depreciation	(1,471,989,213)
Net unrealized appreciation	$502,744,328
Distributable earnings, ordinary income	$50,305,404
Short-term capital loss carryforwards (no expiration):	$—
Long-term capital loss carryforwards (no expiration):	$883,073,189

The Trust utilized $369,379,164 of capital loss carryforwards during the year ended September 30, 2021. To the extent that capital loss carryforwards are used to offset future capital gains, it is probable that the offset gains will not be distributed to Unitholders.

As of September 30, 2021, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions. To reflect reclassifications arising from these differences, total distributable earnings (loss) were decreased by $2,012,992,700 and paid-in capital was increased by $2,012,992,700.

Note 7 — Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 — Related Party Transactions

The Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, and an affiliate of the Trustee, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2021, 2020 and 2019, the Trust paid $767,773, $991,217 and $846,089 in commissions to BNYMellon CM, respectively.

Note 9 — License Agreement and Distribution Expenses

A license agreement between State Street Global Advisors Funds Distributors, LLC ("SSGA FD") and S&P (the "License Agreement") grants SSGA FD a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (the principal listing U.S. exchange for the Trust) have each received a sublicense from SSGA FD for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGA FD, pursuant to which SSGA FD has agreed to market and promote the Trust. SSGA FD is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of the exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statements of Operations.

Note 10 — Equity Investing and Market Risk

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust's net asset value.

An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of the common stocks that are actually held by the Trust and make up the Trust's portfolio ("Portfolio Securities") may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of the common stocks that are included in the Index and the Portfolio Securities change from time to time.

The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the portfolio unless such issuer is removed from the Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust's investments are likely to have exposure to businesses that, as a result of COVID-19, experience a slowdown or temporary suspension in business activities. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust's investments.

Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the portfolio will fluctuate over the entire life of the Trust.

There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

Note 11 — Subsequent Event

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustments or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SPDR S&P MidCap 400 ETF Trust (the "Trust") as of September 30, 2021, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2021, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2021 and the financial highlights for each of the five years in the period ended September 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust's management (the Trustee). Our responsibility is to express an opinion on the Trust's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management (the Trustee), as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
December 1, 2021

We have served as the auditor of one or more investment companies in the SPDR Trusts since 1993.

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust dividend distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2021 is 97.37%.

For the fiscal year ended September 30, 2021, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and are eligible for reduced tax rates in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2021
(Unaudited)

Total Trust Assets:	$20,619,120,655
Trust Net Assets:	$20,217,196,211
Number of Units:	42,041,098
Fractional Undivided Interest in Trust Represented by each Unit:	1/42,041,098
Record Date:	Quarterly, on the first (1st) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:*	From 0.08% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$480.89
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:**

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The voluntary fee reduction ceased on January 31, 2020. In addition, effective February 1, 2020, the Trustee and the Sponsor have amended the Trust Agreement to provide that the Trustee's fee equals 0.08% per annum for net asset value of $30,000,000,001 and above.

**  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2021

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2021

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	3	0.24%
Between zero and 0.25%	723	57.47%
Bid/Ask Price Equal to NAV	5	0.40%
Between zero and -0.25%	519	41.25%
Less than -0.25%	8	0.64%
Total:	1,258	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/21 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	43.35%	81.49%	283.32%	1,792.21%
Return Based on Bid/Ask Price	43.40%	81.39%	283.07%	1,792.17%
S&P MidCap 400 Index	43.68%	83.97%	294.79%	3,286.44%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	43.35%	12.66%	14.38%	11.77%
Return Based on Bid/Ask Price	43.40%	12.65%	14.37%	11.77%
S&P MidCap 400 Index	43.68%	12.97%	14.72%	12.35%

(1)  Currently, the Bid/Ask Price is the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated, ordinarily 4:00 p.m.

(2)  The Cumulative and Annualized Total Return for the Trust and the Index are calculated from the Trust's inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017